Investment in Affiliate - Schedule of Activity in the Investment in SciSparc’s Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Activity In The Investment In Scisparc SShares Abstract
Balance as of January 1	$ 67
Value of shares obtained in connection with share exchange on March 23, 2023		288
Change in fair value	(62)	(221)
Revaluation losses	(62)
Balance as of December 31	$ 5	$ 67